Investments Accounted for Using the Equity Method (Principal Activities in Joint Ventures) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of joint ventures [line items]
Cash payments to acquire interests in joint ventures		¥ 50,000		¥ 0	¥ 0
Shanghai Petrochemical Pressure Vessel Testing Center ("JYJC") [member]
Disclosure of joint ventures [line items]
Name of entity		Shanghai Petrochemical Pressure Vessel Testing Center (“JYJC”)	Shanghai Petrochemical Pressure Vessel Testing Center (“JYJC”)
Place of business/country of incorporation		Mainland China	Mainland China
Percentage of ownership interest		50.00%	50.00%	50.00%
Principal activities		Production and sales of industrial gases	Production and sales of industrial gases
Legal form of entity		Incorporated	Incorporated
Paid up capital		¥ 10,000
Held by the Company		50.00%	50.00%
Shanghai Petrochemical Pressure Vessel Testing Center ("JYJC") [member] | The Company [member]
Disclosure of joint ventures [line items]
Percentage of ownership interest		0.00%	0.00%
Shanghai Petrochemical Yangu Gas Development Company Limited ("Yangu Gas") [member]
Disclosure of joint ventures [line items]
Name of entity		Shanghai Petrochemical Yangu GasDevelopment Company Limited (“YanguGas”)	Shanghai Petrochemical Yangu GasDevelopment Company Limited (“YanguGas”)
Place of business/country of incorporation		Mainland China	Mainland China
Percentage of ownership interest		50.00%	50.00%	50.00%
Principal activities		Providing inspection and testing service	Providing inspection and testing service
Legal form of entity		Incorporated	Incorporated
Paid up capital | $			$ 10,560
Held by the Company		50.00%	50.00%
Shanghai Petrochemical Yangu Gas Development Company Limited ("Yangu Gas") [member] | The Company [member]
Disclosure of joint ventures [line items]
Percentage of ownership interest		0.00%	0.00%
Linde SPC Gases Company Limited Formerly Known AsBOCSPC Gases Company Limited [Member]
Disclosure of joint ventures [line items]
Name of entity		Linde-SPC Gases Company Limited (“Linde”), formerly known as “BOC-SPCGases Company Limited”)	Linde-SPC Gases Company Limited (“Linde”), formerly known as “BOC-SPCGases Company Limited”)
Place of business/country of incorporation		Mainland China	Mainland China
Percentage of ownership interest		50.00%	50.00%	50.00%
Principal activities		Production and sales of industrial gases	Production and sales of industrial gases
Legal form of entity		Incorporated	Incorporated
Paid up capital | $			$ 32,000
Held by the Company		50.00%	50.00%
Linde SPC Gases Company Limited Formerly Known AsBOCSPC Gases Company Limited [Member] | The Company [member]
Disclosure of joint ventures [line items]
Percentage of ownership interest		0.00%	0.00%
Shanghai Jinshan Baling New Materials Co Ltd [Member]
Disclosure of joint ventures [line items]
Name of entity		Shanghai Jinshan Baling New Materials Co., Ltd. (“Baling Materials”) (Note i)	Shanghai Jinshan Baling New Materials Co., Ltd. (“Baling Materials”) (Note i)
Place of business/country of incorporation		Mainland China	Mainland China
Percentage of ownership interest	50.00%	50.00%	50.00%
Principal activities		Production and sales of new styrene thermoplastic elastomer materials	Production and sales of new styrene thermoplastic elastomer materials
Legal form of entity		Incorporated	Incorporated
Paid up capital		¥ 100,000
Held by the Company		50.00%	50.00%
Cash payments to acquire interests in joint ventures	¥ 400,000
Shanghai Jinshan Baling New Materials Co Ltd [Member] | The Company [member]
Disclosure of joint ventures [line items]
Percentage of ownership interest		0.00%	0.00%